Inventories (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories Abstract
At the beginning of the year	R$ (96)	R$ (72)	R$ (95)
Additions	(113)	(63)	(40)
Business combination
Write-offs / reversal	141	37	16
Foreign currency translation adjustment	5	2	(4)
Deconsolidation of Sendas			51
Assets held for sale or distribution and discontinued operations	14
At the end of the year	R$ (49)	R$ (96)	R$ (72)